Investments and Related Party Transactions - Schedule of Related Party Balances (Detail) - Chlorovinyls [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments [Line Items]
Equity method investments	$ 15.8	$ 11.0	$ 11.7
Receivables due from affiliates	4.1	5.5	5.0
Amounts due to affiliates	0.2	0.4	1.9
Equity in earnings from equity method investments	0.5	0.6	0.8
Sales [Member]
Schedule of Investments [Line Items]
Amounts due to affiliates	$ 17.1	$ 16.9	$ 10.8